AVAILABLE-FOR-SALE INVESTMENTS (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Mutual fund USD ($)	Dec. 31, 2013 Mutual fund CNY	Dec. 31, 2012 Mutual fund CNY	Dec. 31, 2013 Series A preferred shares of unlisted companies USD ($)	Dec. 31, 2013 Series A preferred shares of unlisted companies CNY	Dec. 31, 2012 Series A preferred shares of unlisted companies CNY
AVAILABLE-FOR-SALE INVESTMENTS
Short-term available-for-sale investments	$ 4,070,000	24,636,000		$ 4,070,000	24,636,000
Long-term available-for-sale investments before accumulated impairment						80,576,000	2,305,000	13,956,000	1,716,000
Less: accumulated impairment	(283,000)	(1,716,000)
Long-term available-for-sale investments	2,022,000	12,240,000	82,292,000
Total available-for-sale investments	$ 6,092,000	36,876,000	82,292,000